DISCONTINUED OPERATIONS - Assets and liabilities classified (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total assets held for sale	$ 32,977	¥ 230,051	¥ 1,001,325
Total liabilities held for sale	$ 44,441	¥ 310,029	528,498
Discontinued business | 2C intra-regional business and loan-facilitation related service
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Restricted cash			1,001,325
Total assets held for sale			1,001,325
Guarantee liabilities			174,828
Deposit for interest collected from consumers and payable to financing partners - current			168,596
Total current liabilities			343,424
Deposit for interest collected from consumers and payable to financing partners - non-current			10,386
Total non-current liabilities			10,386
Total liabilities held for sale			¥ 353,810